TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate
	Year ended December 31,
	2024	2023	2022
Income (loss) before taxes on income (tax benefit) from continued operations reported in the statements of income	$10,553	$4,745	$(1,648)

Statutory tax rate in Israel	23%	23%	23%

Theoretical taxes on income (tax benefit)	$2,427	$1,091	$(379)

Decrease in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(56)	(36)	(13)
Reduced tax rate on income derived from "Preferred Enterprises" plans	(121)	(484)	(48)
Release of valuation allowance	(2,338)	-	238
Reduced deferred tax asset from expecting utilization of carryforward losses	-	183	-
Tax in respect of prior years	-	-	59
Permanent differences	31	-	77
Other adjustments	252	(178)	164
Taxes on income as reported in the statements of income	$195	$576	$98

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign
	Year ended December 31,
	2024	2023	2022

Domestic (Israel)	$7,761	$4,639	$(1,201)
Foreign (United States)	2,792	106	(447)

	$10,553	$4,745	$(1,648)
	Year ended December 31,
	2024	2023	2022
Current:
Domestic (Israel)	$-	$-	$-
Foreign (United States)	86	49	-

	86	49	-
Deferred:
Domestic (Israel)	(426)	358	268
Foreign (United States)	535	169	(170)

	109	527	98

	$195	$576	$98

Schedule of Components of Income Tax Provision
	December 31,
	2024	2023
Deferred tax assets:
Provisions for employee benefits	$1,007	$657
Inventory	926	1,337
Capital tax losses carryforward	876	956
Net operating losses carryforward	2,519	2,368
R&D expenses	222	121
Other	912	417
Deferred tax assets, before valuation allowance	$6,462	$5,856
Valuation allowance	(876)	(3,214)
Deferred tax assets, net	5,586	2,642

Deferred tax liabilities:
Property, plant and equipment	(4,526)	(1,348)
Intangible assets	(150)	(300)
Other temporary differences deferred tax liabilities	(33)	-
Deferred tax liabilities	$(4,709)	$(1,648)

Net	877	994

Schedule of Deferred Tax Assets and Liabilities
Balance, December 31, 2021	$5,484
Deductions during the year	(282)
Balance, December 31,2022	$5,202
Deductions during the year	(1,988)
Balance, December 31,2023	$3,214
VA Release during the year	(1,114)
Deductions during the year	(1,224)
Balance, December 31,2024	$876